Additional information: condensed financial statements of the Company	12 Months Ended
Dec. 31, 2015
Additional information - condensed financial statements [Abstract]
Additional information - condensed financial statements
30.	Additional information – condensed financial statements

The condensed financial statements of YY Inc. have been prepared in accordance with SEC Regulation S-X Rule 5-04 and Rule 12-04.

The Company records its investments in subsidiaries under the equity method of accounting. Such investments to subsidiaries are presented on the balance sheet as “Interests in subsidiaries, VIEs and VIE's subsidiaries” and the profit of the subsidiaries is presented as “Share of profit of subsidiaries, VIEs and VIE's subsidiaries” in the statement of operations and comprehensive income.

For the VIEs and VIE's subsidiaries, where the Company is the primary beneficiary, the amount of the Company's investment is included in the balance sheet as “Interests in subsidiaries, VIEs and VIE's subsidiaries” and the profit of the VIEs and VIE's subsidiaries is included in “Share of profit of subsidiaries, VIEs and VIE's subsidiaries” in the statement of operations and comprehensive income.

The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these financial statements should be read in conjunction with the notes to the Consolidated Financial Statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted.

As of December 31, 2014 and 2015, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those, if any, which have been separately disclosed in the consolidated financial statements.

(a) Condensed balance sheets of YY Inc. as of December 31, 2014 and 2015

	As of December 31,
	2014	2015	2015
	RMB	RMB	US$
			(Note 2(e))
Assets
Current assets
Amounts due from a subsidiary	2,866,431	1,881,616	290,472

Non-current assets
Interests in subsidiaries, VIEs and VIE's subsidiaries	2,643,382	3,944,457	608,919
Other non-current assets	42,275	25,284	3,903

Total non-current assets	2,685,657	3,969,741	612,822
Total assets	5,552,088	5,851,357	903,294

Liabilities and shareholders' equity
Current liabilities
Interests payable	13,944	14,795	2,284

Non-current liabilities
Convertible bonds	2,447,980	2,597,403	400,970
Total liabilities	2,461,924	2,612,198	403,254

Shareholders' equity
Class A common shares (US$0.00001 par value; 10,000,000,000 shares authorized, 706,173,568 shares issued and outstanding as of December 31, 2014 and 728,227,848 shares issued and outstanding as of December 31, 2015)	43	43	7
Class B common shares (US$0.00001 par value; 1,000,000,000 shares authorized, 427,352,696 shares issued and outstanding as of December 31, 2014 and 369,557,976 shares issued and outstanding as of December 31, 2015)	30	27	4
Additional paid-in capital	2,900,458	2,011,799	310,568
Retained earnings	230,432	1,263,675	195,078
Accumulated other comprehensive loss	(40,799)	(36,385)	(5,617)

Total shareholders' equity	3,090,164	3,239,159	500,040

Total liabilities and shareholders' equity	5,552,088	5,851,357	903,294

(b) Condensed statements of operations and comprehensive income of YY Inc. for the years ended December 31, 2013, 2014 and 2015

	For the year ended December 31,
	2013	2014	2015	2015
	RMB	RMB	RMB	US$
				(Note2(e))

Share of profit of subsidiaries, VIEs and VIE's subsidiaries	477,727	1,121,079	1,108,029	171,051
Interest expense	-	(56,607)	(74,786)	(11,545)

Income before income tax expenses	477,727	1,064,472	1,033,243	159,506

Net income	477,727	1,064,472	1,033,243	159,506

Other comprehensive (loss) / income:
Foreign currency translation adjustments, net of nil tax	(31,014)	3,638	4,414	681

Comprehensive income	446,713	1,068,110	1,037,657	160,187

(c) Condensed statements of cash flows of YY Inc. for the years ended December 31, 2013, 2014 and 2015

	For the year ended December 31,
	2013	2014	2015	2015
	RMB	RMB	RMB	US$
				(Note2(e))
Net cash (used in)/provided by operating activities	-	-	-	-
Net cash used in investing activities	-	(2,412,290)	-	-
Net cash provided by financing activities	-	2,412,290	-	-